Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	¥ 8,105,712	¥ 8,215,880	¥ 7,767,266
Property, plant and equipment, net	820,818	739,285
JAPAN
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	2,317,312	2,233,776	2,199,099
Property, plant and equipment, net	625,143	495,502
United States
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,733,759	1,528,097	1,302,052
Property, plant and equipment, net	99,743	85,412
Europe
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	1,881,329	1,932,941	1,753,526
Property, plant and equipment, net	31,738	38,637
China
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	540,497	546,697	520,539
Property, plant and equipment, net	19,884	69,854
Asia Pacific
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	959,171	1,052,453	1,013,635
Property, plant and equipment, net	37,042	41,096
Other Areas
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	673,644	921,916	¥ 978,415
Property, plant and equipment, net	¥ 7,268	¥ 8,784